UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Alternative Asset Allocation Plus Fund

	Shares	Value ($)

Equity Funds 66.1%
DWS Commodity Securities Fund "Institutional"	3,133,866	59,794,171
DWS Disciplined Market Neutral Fund "Institutional"	8,146,861	79,594,836
DWS Emerging Markets Equity Fund "Institutional"	1,831,013	39,769,611
DWS Gold & Precious Metals Fund "Institutional"	835,365	19,814,849
DWS RREEF Global Real Estate Securities Fund "Institutional"	8,914,583	79,518,083

Total Equity Funds (Cost $279,338,750)		278,491,550
Fixed Income – Bond Funds 28.2%
DWS Emerging Markets Fixed Income Fund "Institutional"	3,426,826	39,751,187
DWS Inflation Protected Plus Fund "Institutional"	7,543,240	79,354,883

Total Fixed Income – Bond Funds (Cost $119,295,128)		119,106,070

Fixed Income – Money Market Fund 1.7%
Cash Management QP Trust (Cost $7,399,883)				7,399,883	7,399,883
				Principal Amount ($)	Value ($)

Government & Agency Obligation 1.5%
US Treasury Obligation
US Treasury Bill, 1.08% *, 7/17/2008 (a) (Cost $6,191,338)				6,195,000	6,191,110
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $412,225,099) †				97.5	411,188,613
Other Assets and Liabilities, Net				2.5	10,391,072

Net Assets				100.0	421,579,685

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $412,225,099. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,036,486. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,714,713 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,751,199.

(a)				At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

At June 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Australian Treasury Bond	9/15/2008	77	6,987,152	7,139,570	152,418
10 Year Canadian Government Bond	9/19/2008	48	5,557,277	5,529,626	(27,651)
10 Year US Treasury Note	9/19/2008	372	42,305,604	42,378,939	73,335
2 Year US Treasury Note	9/30/2008	105	22,175,967	22,176,328	361
EOE Dutch Stock Index	7/18/2008	3	439,285	402,524	(36,761)
FTSE 100 Index	9/19/2008	35	4,127,451	3,937,488	(189,963)
Hang Seng Stock Index	7/30/2008	24	3,509,300	3,404,277	(105,023)
S&P Canada 60 Index	9/18/2008	27	4,738,127	4,587,114	(151,013)
S&P MIB 30 Index	9/19/2008	4	987,680	934,468	(53,212)
S&P Mini 500 Index	9/19/2008	65	4,423,653	4,163,575	(260,078)
SPI 200 Index	9/18/2008	25	3,219,696	3,111,417	(108,279)
United Kingdom Treasury Bond	9/26/2008	148	31,227,438	30,773,515	(453,923)
Total net unrealized depreciation					(1,159,789)

At June 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation/ Appreciation ($)

10 Year Federal Republic of Germany Bond	9/8/2008	482	84,497,853	83,909,960	587,893
10 Year Japan Government Bond	9/10/2008	5	6,326,087	6,378,019	(51,932)
2 Year Federal Republic of Germany Bond	9/8/2008	49	7,910,730	7,894,180	16,550
CAC 40 10 Euro Index	7/18/2008	63	4,674,158	4,408,022	266,136
DAX Index	9/19/2008	12	3,270,166	3,060,733	209,433
DJ Euro Stoxx 50 Index	9/19/2008	40	2,258,550	2,128,658	129,892
IBEX 35 Index	7/18/2008	1	202,357	188,210	14,147
Russell E Mini 2000 Index	9/19/2008	65	4,801,072	4,496,050	305,022
Topix Index	9/12/2008	35	4,606,479	4,345,953	260,526
Total net unrealized appreciation					1,737,667

At June 30, 2008, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
CAD	1,083,000	USD	1,064,750	9/17/2008	2,654
USD	19,097,172	NOK	99,523,000	9/17/2008	295,658
USD	1,354,919	NOK	7,058,000	9/17/2008	20,387
USD	2,703,804	NZD	3,635,000	9/17/2008	26,645
USD	191,562	NZD	258,000	9/17/2008	2,236
USD	36,193,542	SGD	49,463,000	9/17/2008	286,834
USD	2,561,869	SGD	3,508,000	9/17/2008	25,382
Total unrealized appreciation					659,796

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
CAD	77,000	USD	75,180	9/17/2008	(333)
CHF	15,495,000	USD	14,916,680	9/17/2008	(278,911)
CHF	1,099,000	USD	1,057,018	9/17/2008	(20,746)
DKK	14,001,000	USD	2,898,758	9/17/2008	(44,983)
DKK	993,000	USD	205,478	9/17/2008	(3,303)
EUR	3,008,000	USD	4,647,360	9/17/2008	(70,532)
EUR	213,000	USD	328,804	9/17/2008	(5,275)
GBP	2,650,000	USD	5,155,575	9/17/2008	(88,351)

GBP	188,000	USD	367,563	9/17/2008	(4,459)
JPY	319,162,000	USD	2,990,424	9/17/2008	(28,004)
JPY	22,635,000	USD	210,729	9/17/2008	(3,338)
SEK	2,321,000	USD	382,751	9/17/2008	(850)
SEK	165,000	USD	27,249	9/17/2008	(22)
Total unrealized depreciation					(549,107)

Currency Abbreviations
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments††
Level 1 - Quoted Prices	$ 404,997,503	$ 577,878
Level 2 - Other Significant	6,191,110	110,689
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 411,188,613	$ 688,567

†† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008